                          VAN KAMPEN SERIES FUND INC.,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN EQUITY GROWTH FUND

                         SUPPLEMENT DATED JULY 7, 2006
                                     TO THE
                       CLASS A, B AND C SHARES PROSPECTUS
                             DATED OCTOBER 31, 2005
                                      AND
                           CLASS I SHARES PROSPECTUS
                             DATED OCTOBER 31, 2005

The Prospectus is hereby supplemented as follows:

     (1) The third sentence in the first paragraph under the section entitled "INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS" is hereby deleted in its entirety and replaced with the following:

     In selecting securities for investment, the Fund's investment adviser seeks companies with the potential for strong free cash flow generation and that the Fund's investment adviser believes are undervalued at the time of purchase. Valuation is viewed in the context of prospects for sustainable earning and cash flow growth.

     (2) The second sentence in the first paragraph of the sub-section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. Effective June 30, 2006, current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Kristian Heugh, a Vice President of the Adviser, Dennis P. Lynch and David S. Cohen, each a Managing Director of the Adviser, and Sam Chainani and Alexander Norton, each an Executive Director of the Adviser.

     (3) The following is added as the first sentence of the second paragraph in the subsection entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT:"

     Mr. Heugh has worked in a research capacity for the Adviser since June 2001 and joined the team managing the Fund in June 2006.

     (4) The third paragraph of the sub-section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

     Mr. Heugh is the lead portfolio manager of the Fund and Messrs. Lynch, Cohen, Chainani and Norton are co-portfolio managers. Mr. Heugh is primarily responsible for individual stock selection for the Fund and the execution of the overall strategy of the Fund. Messrs. Lynch, Cohen, Chainani and Norton assist Mr. Heugh with the execution of the overall strategy of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    EQGSPT  7/06

                          VAN KAMPEN SERIES FUND INC.

                      SUPPLEMENT DATED JULY 7, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED OCTOBER 31, 2005,
                         AS PREVIOUSLY SUPPLEMENTED ON
     JANUARY 11, 2006, JANUARY 31, 2006, MARCH 21, 2006 AND APRIL 12, 2006

     The Statement of Additional Information is supplemented as follows:

     (1) The following is added as the first paragraph in the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS -- EQUITY GROWTH FUND:" :

     As of June 30, 2006 Kristian Heugh did not manage any other mutual funds, pooled investment vehicles other than mutual funds or other accounts.

     (2) The following is added as the first item listed in the first paragraph in the section ENTITLED "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS -- EQUITY GROWTH FUND:"

     Kristian Heugh -- None*

                                                                 EQGSPTSAI  7/06